Income Taxes (Tables)	12 Months Ended
Apr. 30, 2024
Income Taxes [Abstract]
Schedule of Change in the Valuation Allowance	The benefit from income taxes differs from the amount expected by applying the statutory tax rate in Japan to the loss before income taxes as follows:
	Year ended April 30,
	2022	2023	2024
Statutory tax rate (benefit)	(34.6)%	(34.6)%	(34.6)%
Change in valuation allowance	36.8%	37.9%	38.4%
Deferred offering costs	(2.3)%	(3.4)%	(3.5)%
Others	0.1%	0.1%	(0.3)%
Effective income tax rate	0.0%	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	¥1,764,967	¥2,537,848	$16,109
Asset retirement obligation	11,710	28,937	184
Operating lease liability	21,400	140,777	894
Accrued expenses	8,489	11,983	76
Accounts payable	8,602	372	2
Other	1,369	1,241	8
Gross deferred tax assets	1,816,537	2,721,158	17,273
Less: valuation allowance	(1,796,208)	(2,553,591)	(16,209)
Total deferred tax assets	20,329	167,567	1,064
Deferred tax liabilities:
Operating lease right-of-use assets, net	(13,407)	(140,773)	(894)
Property and equipment, net	(7,753)	(27,010)	(171)
Intangibles, net	—	(615)	(4)
Gross deferred tax liabilities	(21,160)	(168,398)	(1,069)
Net deferred tax liabilities	¥(831)	¥(831)	$(5)

Schedule of Change in the Valuation Allowance	The change in the valuation allowance for the years ended April 30, 2022, 2023 and 2024 are as follows:
	Year ended April, 30
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Valuation allowance at beginning of year	¥639,291	¥1,047,918	¥1,796,208	$11,402
Additions	517,831	1,116,131	935,743	5,939
Deductions	(109,204)	(367,841)	(178,360)	(1,132)
Valuation allowance at end of year	¥1,047,918	¥1,796,208	¥2,553,591	$16,209

Schedule of Carryforwards are Scheduled to Expire	These carryforwards are scheduled to expire as follows:
	JPY	US$
	(in thousands)
Years ending April 30:
Between 2025 and 2028	¥95,406	$606
Between 2029 and 2032	2,854,780	18,121
2033 and thereafter	4,386,756	27,845
Total	¥7,336,942	$46,572